Shareholders’ Deficit - Schedule of Fair Value of Options Granted (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Fair Value of Options Granted [Line Items]
Pricing model utilized	Binomial Lattice	Binomial Lattice	Binomial Lattice	Binomial Lattice
Risk free rate range			4.26%
Expected life range (in years)			10 years	10 years
Volatility range			172.20%
Dividend yield			0.00%	0.00%
Expected forfeiture			30.00%	30.00%
Maximum [Member]
Schedule of Fair Value of Options Granted [Line Items]
Risk free rate range				4.20%
Volatility range				173.09%
Minimum [Member]
Schedule of Fair Value of Options Granted [Line Items]
Risk free rate range				4.23%
Volatility range				173.25%